Note 4 - Securities Available for Sale (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Debt Securities, Available-for-sale [Table Text Block]
(Dollars in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
December 31, 2021
Mortgage-backed securities:
Federal National Mortgage Association (FNMA)	$138,628	550	(1,367)	137,811
Federal Home Loan Mortgage Corporation (FHLMC)	108,599	126	(1,189)	107,536
Collateralized mortgage obligations:
FNMA	48	2	0	50
	247,275	678	(2,556)	245,397
Other marketable securities:
U.S. Government agency obligations	39,991	56	(337)	39,710
Corporate preferred stock	700	0	(42)	658
	40,691	56	(379)	40,368
	$287,966	734	(2,935)	285,765
December 31, 2020
Mortgage-backed securities:
FNMA	$68,699	1,313	(3)	70,009
FHLMC	31,025	327	0	31,352
Collateralized mortgage obligations:
FNMA	97	6	0	103
	99,821	1,646	(3)	101,464
Other marketable securities:
U.S. Government agency obligations	45,029	204	0	45,233
Municipal obligations	725	1	0	726
Corporate obligations	37	0	0	37
Corporate preferred stock	700	0	(70)	630
	46,491	205	(70)	46,626
	$146,312	1,851	(73)	148,090

Schedule of Unrealized Loss on Investments [Table Text Block]
	Less Than Twelve Months			Twelve Months or More			Total
(Dollars in thousands)	# of Investments	Fair Value	Unrealized Losses	# of Investments	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
December 31, 2021
Mortgage backed securities:
FNMA	19	$98,423	(1,234)	2	$6,810	(133)	$105,233	(1,367)
FHLMC	17	85,624	(1,038)	2	7,664	(151)	93,288	(1,189)
Other marketable securities:
U.S. government agency obligations	7	34,659	(337)	0	0	0	34,659	(337)
Corporate preferred stock	0	0	0	1	658	(42)	658	(42)
Total temporarily impaired securities	43	$218,706	(2,609)	5	$15,132	(326)	$233,838	(2,935)

December 31, 2020
Mortgage backed securities:
FNMA	1	$4,956	(3)	0	$0	0	$4,956	(3)
Other marketable securities:
Corporate preferred stock	0	0	0	1	630	(70)	630	(70)
Total temporarily impaired securities	1	$4,956	(3)	1	$630	(70)	$5,586	(73)

Available-for-sale Securities [Member]
Notes Tables
Contractual Obligation, Fiscal Year Maturity [Table Text Block]
(Dollars in thousands)	Amortized Cost	Fair Value
Due one year or less	$71,861	71,318
Due after one year through five years	170,404	169,129
Due after five years through fifteen years	45,700	45,317
Due after fifteen years	1	1
Total	$287,966	285,765